UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax- Exempt Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2010

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of August 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.9%)
Massachusetts (98.6%)
Beverly MA GO	5.250%	11/1/12 (14)	1,925	2,125
Beverly MA GO	5.250%	11/1/13 (14)	1,855	2,128
Boston MA Convention Center Rev.	5.000%	5/1/18 (2)	4,975	5,275
Boston MA GO	5.000%	2/1/12 (14)(Prere.)	3,765	4,015
Boston MA GO	5.000%	3/1/16	7,295	8,712
Boston MA Housing Auth. Rev.	5.000%	4/1/23 (4)	2,000	2,144
Boston MA Housing Auth. Rev.	5.000%	4/1/25 (4)	5,440	5,734
Boston MA Special Obligation Rev. (Boston City
Hosp.)	5.000%	8/1/17 (14)	2,000	2,098
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13	380	409
Boston MA Water & Sewer Comm. Rev.	5.000%	11/1/25	3,725	4,345
Boston MA Water & Sewer Comm. Rev.	5.000%	11/1/30	1,000	1,133
Braintree MA GO	5.000%	5/15/27	4,000	4,507
Framingham MA Housing Auth. Mortgage Rev.	6.200%	2/20/21	900	946
Framingham MA Housing Auth. Mortgage Rev.	6.350%	2/20/32	2,000	2,222
Holyoke MA Gas & Electric Dept. Rev.	5.000%	12/1/21 (14)	2,395	2,460
Littleton MA GO	5.000%	1/15/22 (14)	1,280	1,393
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/14 (Prere.)	5,000	5,837
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/14	5,000	5,853
Massachusetts Bay Transp. Auth. Rev.	6.200%	3/1/16	5,325	6,159
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/22	5,285	6,888
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/23	5,325	6,707
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/24	1,325	1,637
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24	2,500	3,223
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26 (14)	2,000	2,568
Massachusetts Bay Transp. Auth. Rev.	0.000%	7/1/29	1,020	437
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (14)	3,000	3,784
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/33	3,850	4,631
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	14,500	16,036
Massachusetts Bay Transp. Auth. Rev. Sales
Tax	5.000%	7/1/12 (Prere.)	3,000	3,256
Massachusetts Bay Transp. Auth. Rev. Sales
Tax	5.000%	7/1/18 (Prere.)	10,000	12,410
Massachusetts Bay Transp. Auth. Rev. Sales
Tax	5.250%	7/1/22	3,500	4,452
Massachusetts Bay Transp. Auth. Rev. Sales
Tax	5.250%	7/1/33	15,000	18,042
1 Massachusetts Bay Transp. Auth. Rev. TOB
VRDO	0.450%	9/8/10	10,100	10,100
Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (10)	3,340	2,771
Massachusetts College Building Auth. Rev.	5.000%	5/1/38 (12)	10,000	10,647
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/37	5,000	5,278
Massachusetts Dept. of Transp. Metro Highway
System Rev. VRDO	0.280%	9/8/10	1,900	1,900
Massachusetts Dev. Finance Agency Higher
Educ. Rev. (Emerson College)	5.000%	1/1/18	2,000	2,234
Massachusetts Dev. Finance Agency Higher
Educ. Rev. (Emerson College)	5.000%	1/1/20	3,105	3,388

Massachusetts Dev. Finance Agency Higher
Educ. Rev. (Emerson College)	5.000%	1/1/22	1,985	2,127
Massachusetts Dev. Finance Agency Higher
Educ. Rev. (Emerson College)	5.000%	1/1/23	1,710	1,821
Massachusetts Dev. Finance Agency Rev.	5.000%	1/1/36 (12)	10,000	10,519
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	6.000%	5/15/29 (2)	1,400	1,729
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.000%	10/1/35 (2)	2,000	2,058
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.375%	5/15/39	1,575	1,748
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.000%	7/1/42	5,000	5,211
Massachusetts Dev. Finance Agency Rev.
(Carleton-Willard Village)	5.250%	12/1/25	600	620
Massachusetts Dev. Finance Agency Rev.
(Carleton-Willard Village)	5.625%	12/1/30	550	568
Massachusetts Dev. Finance Agency Rev.
(College of Pharmacy and Allied Health
Services)	5.750%	7/1/13 (Prere.)	1,000	1,152
Massachusetts Dev. Finance Agency Rev.
(Commonwealth Contract Assistance)	5.500%	2/1/40	2,160	2,436
Massachusetts Dev. Finance Agency Rev.
(Deerfield Academy)	5.000%	10/1/28	1,500	1,597
Massachusetts Dev. Finance Agency Rev.
(Draper Laboratory)	5.750%	9/1/25	5,000	5,697
Massachusetts Dev. Finance Agency Rev.
(Emerson College)	5.000%	1/1/40	2,000	2,031
Massachusetts Dev. Finance Agency Rev.
(Jewish Philanthropies)	5.250%	2/1/22	2,700	2,882
Massachusetts Dev. Finance Agency Rev.
(Mount Holyoke College)	5.250%	7/1/31	4,000	4,047
Massachusetts Dev. Finance Agency Rev.
(Mount Holyoke College)	5.000%	7/1/36	1,500	1,596
Massachusetts Dev. Finance Agency Rev.
(Neville Communities)	6.000%	6/20/44	1,500	1,613
Massachusetts Dev. Finance Agency Rev.
(Simmons College)	5.250%	10/1/33 (10)	3,000	3,016
Massachusetts Dev. Finance Agency Rev.
(Smith College)	5.000%	7/1/35	6,000	6,221
Massachusetts Dev. Finance Agency Rev.
(Western New England College)	5.875%	12/1/12 (Prere.)	570	628
Massachusetts Dev. Finance Agency Rev.
(Western New England College)	6.125%	12/1/12 (Prere.)	1,000	1,133
Massachusetts Educ. Finance Auth. Educ. Loan
Rev.	5.500%	1/1/17	3,000	3,461
Massachusetts GAN	5.125%	12/15/10	1,480	1,486
Massachusetts GAN	5.125%	12/15/12	1,750	1,757
Massachusetts GAN	5.750%	6/15/14	9,665	9,801
Massachusetts GO	5.000%	8/1/12	4,945	5,381
Massachusetts GO	5.000%	9/1/12	2,170	2,369
Massachusetts GO	5.000%	8/1/14	11,635	13,519
Massachusetts GO	5.000%	11/1/14	3,275	3,834
Massachusetts GO	5.000%	12/1/14 (Prere.)	3,150	3,651
Massachusetts GO	5.000%	3/1/15 (4)(Prere.)	5,250	6,161
Massachusetts GO	5.000%	3/1/15 (Prere.)	10,000	11,735
Massachusetts GO	5.000%	9/1/15 (Prere.)	2,000	2,376
Massachusetts GO	5.000%	9/1/15 (Prere.)	10,000	11,879

Massachusetts GO	5.500%	10/1/15	17,990	21,793
Massachusetts GO	5.500%	11/1/17	5,000	6,247
Massachusetts GO	5.250%	8/1/18 (4)	5,060	6,268
Massachusetts GO	5.500%	10/1/18	4,955	6,244
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,854
Massachusetts GO	5.500%	8/1/19	5,000	6,336
Massachusetts GO	5.500%	10/1/19 (12)(2)	1,000	1,270
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,539
Massachusetts GO	5.500%	11/1/19 (4)	5,550	7,053
Massachusetts GO	5.000%	8/1/20	4,185	4,970
Massachusetts GO	5.250%	8/1/21	5,870	7,367
Massachusetts GO	5.000%	8/1/22	4,500	5,260
Massachusetts GO	5.250%	8/1/22	5,000	6,282
Massachusetts GO	5.500%	12/1/23 (2)	4,000	5,148
Massachusetts GO	5.000%	3/1/26	5,000	5,733
Massachusetts GO	5.000%	8/1/28	4,535	5,092
2 Massachusetts GO	5.500%	8/1/30 (2)	11,500	14,644
Massachusetts GO	5.000%	7/1/36	5,070	5,523
Massachusetts GO	5.000%	8/1/37 (2)	5,000	5,359
Massachusetts GO	5.000%	8/1/38	5,000	5,400
Massachusetts GO VRDO	0.280%	9/1/10	7,760	7,760
Massachusetts GO VRDO	0.300%	9/1/10	4,525	4,525
Massachusetts Health & Educ. Fac. Auth. Rev.
(Baystate Medical Center)	5.750%	7/1/33	5,000	5,086
Massachusetts Health & Educ. Fac. Auth. Rev.
(Baystate Medical Center) VRDO	0.270%	9/8/10 LOC	2,500	2,500
Massachusetts Health & Educ. Fac. Auth. Rev.
(Berklee College of Music)	5.000%	10/1/26	6,255	6,673
Massachusetts Health & Educ. Fac. Auth. Rev.
(Berklee College of Music)	5.000%	10/1/27	5,575	5,912
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.000%	7/1/19 (14)	50	50
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.000%	7/1/28	3,000	2,877
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.000%	7/1/13	5,200	5,613
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.000%	7/1/28	2,000	2,047
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.125%	7/1/33	3,000	3,051
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.125%	7/1/38	4,000	4,040
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.750%	7/1/16	2,000	2,100
Massachusetts Health & Educ. Fac. Auth. Rev.
(Children's Hosp.)	5.500%	12/1/39	4,000	4,341
Massachusetts Health & Educ. Fac. Auth. Rev.
(Children's Hosp.) VRDO	0.270%	9/8/10 LOC	9,200	9,200
Massachusetts Health & Educ. Fac. Auth. Rev.
(Dana-Farber Cancer Institute)	5.000%	12/1/37	5,000	5,223
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	6.250%	4/1/20	1,000	1,354
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.125%	7/15/37	9,350	9,606
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.000%	10/1/38	10,000	10,927
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) VRDO	0.200%	9/8/10	1,750	1,750

Massachusetts Health & Educ. Fac. Auth. Rev.
(Isabella Stewart Gardner Museum)	5.000%	5/1/27	1,650	1,784
Massachusetts Health & Educ. Fac. Auth. Rev.
(Isabella Stewart Gardner Museum)	5.000%	5/1/28	2,780	2,984
Massachusetts Health & Educ. Fac. Auth. Rev.
(Isabella Stewart Gardner Museum)	5.000%	5/1/29	1,420	1,513
Massachusetts Health & Educ. Fac. Auth. Rev.
(Lahey Clinic Medical Center)	5.250%	8/15/37	8,000	8,173
Massachusetts Health & Educ. Fac. Auth. Rev.
(Massachusetts General Hosp.)	6.250%	7/1/12 (2)	165	172
Massachusetts Health & Educ. Fac. Auth. Rev.
(Milton Hosp.)	5.500%	7/1/16	1,235	1,194
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.250%	7/1/21	6,765	8,665
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.250%	7/1/30	5,000	6,343
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.500%	7/1/32	5,000	6,401
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT) VRDO	0.220%	9/8/10	1,000	1,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Museum of Fine Arts) VRDO	0.260%	9/1/10	5,800	5,800
Massachusetts Health & Educ. Fac. Auth. Rev.
(New England Medical Center Hosp.)	5.375%	5/15/12 (3)(Prere.)	2,580	2,794
Massachusetts Health & Educ. Fac. Auth. Rev.
(New England Medical Center Hosp.)	5.375%	5/15/12 (3)(Prere.)	3,000	3,249
Massachusetts Health & Educ. Fac. Auth. Rev.
(New England Medical Center Hosp.)	5.375%	5/15/13 (3)	1,255	1,307
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/19	3,000	3,523
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/23	3,435	3,792
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/33	3,000	3,105
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.250%	7/1/11	2,080	2,098
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.000%	7/1/47	2,500	2,528
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	0.200%	9/1/10	8,900	8,900
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare)	5.250%	7/1/29	5,000	5,403
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare)	5.000%	7/1/39	5,000	5,162
Massachusetts Health & Educ. Fac. Auth. Rev.
(Simmons College)	5.000%	10/1/13 (3)(Prere.)	1,090	1,238
Massachusetts Health & Educ. Fac. Auth. Rev.
(Simmons College)	5.000%	10/1/13 (3)(Prere.)	1,175	1,334
Massachusetts Health & Educ. Fac. Auth. Rev.
(Simmons College)	8.000%	10/1/39	2,500	2,890
Massachusetts Health & Educ. Fac. Auth. Rev.
(South Coast Health System)	5.000%	7/1/39	6,000	6,085
Massachusetts Health & Educ. Fac. Auth. Rev.
(Sterling & Francine Clark)	5.000%	7/1/36	5,500	5,763
Massachusetts Health & Educ. Fac. Auth. Rev.
(Tufts Univ.)	5.250%	2/15/26	1,880	2,334
Massachusetts Health & Educ. Fac. Auth. Rev.
(Tufts Univ.)	5.250%	2/15/30	2,000	2,035

Massachusetts Health & Educ. Fac. Auth. Rev.
(Tufts Univ.) VRDO	0.230%	9/1/10	7,200	7,200
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health
Care Inc.)	5.250%	7/1/14 (2)	1,000	1,007
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health
Care Inc.)	6.500%	7/1/21	5,000	5,099
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health
Care Inc.)	6.625%	7/1/32	1,000	1,014
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts)	5.875%	10/1/10 (3)(Prere.)	4,000	4,059
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts)	5.125%	10/1/27 (14)	1,850	1,956
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts/Worcester)	5.125%	10/1/11 (3)(Prere.)	435	457
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts/Worcester)	5.250%	10/1/12 (14)(Prere.)	4,000	4,399
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts/Worcester)	5.125%	10/1/23 (14)	565	575
3 Massachusetts Health & Educ. Fac. Auth. Rev.
(Wellesley College)	5.000%	7/1/23	2,400	2,635
Massachusetts Health & Educ. Fac. Auth. Rev.
(Williams College)	5.000%	7/1/31	5,000	5,529
2 Massachusetts Health & Educ. Fac. Auth. Rev.
(Winchester Hosp.)	5.250%	7/1/38	1,500	1,501
Massachusetts Housing Finance Agency
Housing Rev.	5.125%	12/1/28	4,000	4,199
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/12 (14)	2,975	3,150
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/13 (14)	3,255	3,429
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/16 (14)	4,500	4,708
Massachusetts Port Auth. Rev.	5.500%	7/1/16 (4)	4,000	4,794
Massachusetts Port Auth. Rev.	5.000%	7/1/17 (4)	9,600	11,323
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/14 (4)	5,000	5,808
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/18 (4)	10,000	11,569
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/24 (4)	15,000	17,163
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/25 (4)	16,125	18,317
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/26 (4)	8,000	8,947
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/27 (14)	8,500	9,275
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/30 (4)	5,000	5,410
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	4.750%	8/15/32 (2)	9,360	9,875
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/37 (2)	13,500	14,439
1 Massachusetts School Building Auth. Dedicated
Sales Tax Rev. TOB VRDO	0.300%	9/8/10 (4)	2,000	2,000

Massachusetts Special Obligation Dedicated
Tax Rev.	5.750%	1/1/14 (3)(Prere.)	4,000	4,656
Massachusetts Special Obligation Dedicated
Tax Rev.	5.500%	1/1/27 (14)	15,000	18,061
Massachusetts Special Obligation Rev.	5.000%	12/15/13 (4)	1,895	2,137
Massachusetts Turnpike Auth. Rev. (Metro.
Highway System)	0.000%	1/1/20 (14)	3,000	2,006
Massachusetts Turnpike Auth. Rev. (Metro.
Highway System)	0.000%	1/1/25 (14)	5,000	2,477
Massachusetts Turnpike Auth. Rev. (Metro.
Highway System)	0.000%	1/1/28 (14)	7,000	2,784
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/13	7,550	8,604
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/15 (Prere.)	4,460	5,344
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/16	5,000	6,023
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17	540	641
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17	5,000	6,175
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/22	3,500	4,430
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/27	2,565	2,570
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/29	1,520	1,881
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/29	1,000	1,004
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/30	5,550	6,853
Massachusetts Water Resources Auth. Rev.	6.000%	12/1/11 (14)	2,820	2,931
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/15 (14)	3,000	3,584
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/19 (4)	2,000	2,509
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/20	5,510	6,627
Massachusetts Water Resources Auth. Rev.	5.500%	8/1/22 (4)	1,490	1,918
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/31 (4)	1,000	1,208
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/34 (14)	8,000	8,584
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/35 (14)	14,000	14,995
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/35 (4)	1,310	1,567
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/36 (2)	5,000	5,304
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/36 (2)	11,370	12,062
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/36 (4)	2,520	2,998
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/39	2,000	2,169
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/40	3,000	3,303
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/41	7,990	8,429
Narragansett MA Regional School Dist. GO	6.500%	6/1/13 (2)	1,210	1,228
Newton Massachusetts School Dist.	4.500%	6/15/34	3,000	3,142
Pittsfield MA GO	5.000%	4/15/12 (14)(Prere.)	1,000	1,086
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,030	1,086
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,900	2,004
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	3,185	3,360
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,000	1,055
Univ. of Massachusetts Building Auth.
Refunding Rev.	6.875%	5/1/14 (ETM)	1,000	1,141
Univ. of Massachusetts Building Auth. Rev.	5.125%	11/1/10 (Prere.)	1,135	1,144
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10 (2)(Prere.)	2,600	2,623
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10 (2)(Prere.)	2,400	2,421
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/21 (2)	5,680	6,229
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/22 (2)	2,695	2,935
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/23 (2)	1,760	1,906
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/24 (2)	1,980	2,135

Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/25 (2)	1,990	2,136
Worcester MA GO	5.500%	8/15/14 (14)	1,445	1,494
Worcester MA GO	5.500%	8/15/15 (14)	1,190	1,226
Worcester MA GO	5.250%	8/15/21 (14)	1,500	1,556
				1,033,099
Puerto Rico (2.0%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/17 (14)	5,000	5,822
Puerto Rico GO	5.500%	7/1/19 (2)	2,250	2,548
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/12 (3)	5,080	5,403
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/12 (Prere.)	1,100	1,195
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/36	400	403
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	2,015	2,159
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	665	712
Puerto Rico Public Finance Corp.	5.125%	6/1/24 (2)(ETM)	2,155	2,518
				20,760
Guam (0.2%)
Guam Econ. Dev. & Comm. Auth. Rev.	5.250%	6/1/32	2,135	1,998

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20	1,000	1,061

Total Tax-Exempt Municipal Bonds (Cost $996,099)				1,056,918
Other Assets and Liabilities-Net (-0.9%)				(9,426)
Net Assets (100%)				1,047,492
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $12,100,000, representing 1.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2010.
3 Securities with a value of $769,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

Massachusetts Tax-Exempt Fund

TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Massachusetts Tax-Exempt Fund

The following table summarizes the fund's investments as of August 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,056,918	—
Futures Contracts—Assets[1]	14	—	—
Total	14	1,056,918	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)
				Unrealized Appreciation (Depreciation)

Futures Contracts	Expiration
2-Year United States Treasury Note	December 2010	116	25,420	35
10-Year United States Treasury Note	December 2010	(26)	(3,266)	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2010, the cost of investment securities for tax purposes was $997,820,000. Net unrealized appreciation of investment securities for tax purposes was $59,098,000, consisting of unrealized gains of $59,670,000 on securities that had risen in value since their purchase and $572,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.